Group Information (Tables)	12 Months Ended
Dec. 31, 2021
Interests In Other Entities [Abstract]
Summary of Information about Subsidiaries
The consolidated financial statements include the following subsidiaries:

			% equity interest
Name	Country of incorporation	Registered office	December 31, 2021	December 31, 2020
BioNTech Cell & Gene Therapies GmbH	Germany	Mainz	100%	100%
BioNTech Delivery Technologies GmbH	Germany	Halle	100%	100%
BioNTech Diagnostics GmbH	Germany	Mainz	100%	100%
BioNTech Europe GmbH	Germany	Mainz	100%	100%
BioNTech Innovation GmbH (in establishment)	Germany	Mainz	100%	n/a
BioNTech Innovative Manufacturing Services GmbH	Germany	Idar-Oberstein	100%	100%
BioNTech Manufacturing GmbH	Germany	Mainz	100%	100%
BioNTech Manufacturing Marburg GmbH	Germany	Marburg	100%	100%
BioNTech RNA Pharmaceuticals GmbH	Germany	Mainz	n/a(1)	100%
BioNTech Innovation and Services Marburg GmbH (previously BioNTech Services Marburg GmbH)	Germany	Marburg	100%	n/a
JPT Peptide Technologies GmbH	Germany	Berlin	100%	100%
reSano GmbH	Germany	Mainz	100%	100%
BioNTech Real Estate Holding GmbH	Germany	Holzkirchen	100%	100%
BioNTech Real Estate Verwaltungs GmbH	Germany	Holzkirchen	100%	100%
BioNTech Real Estate GmbH & Co. KG	Germany	Holzkirchen	100%	100%
BioNTech Real Estate An der Goldgrube GmbH & Co. KG	Germany	Holzkirchen	100%	100%
BioNTech Real Estate Haus Vier GmbH & Co. KG	Germany	Holzkirchen	100%	100%
BioNTech Real Estate Adam Opel Straße GmbH & Co. KG	Germany	Holzkirchen	100%	100%
BioNTech Real Estate an der Goldgrube 12 GmbH & Co. KG	Germany	Holzkirchen	100%	n/a
BioNTech Austria Beteiligungen GmbH	Austria	Vienna	n/a(2)	100%
BioNTech R&D (Austria) GmbH (previously PhagoMed Biopharma GmbH)	Austria	Vienna	100%	n/a
BioNTech (Shanghai) Pharmaceuticals Co. Ltd.	China	Shanghai	100%	n/a
BioNTech Pharmaceuticals Asia Pacific Pte. Ltd.	Singapore	Singapore	100%	100%
BioNTech Turkey Tıbbi Ürünler Ve Klinik Araştirma Ticaret Anonim Şirketi	Turkey	Istanbul	100%	n/a
BioNTech UK Limited	United Kingdom	Reading	100%	100%
BioNTech Research and Development, Inc.	United States	Cambridge	100%	100%
BioNTech USA Holding, LLC	United States	Cambridge	100%	100%
BioNTech US Inc.	United States	Cambridge	100%	100%
JPT Peptide Technologies Inc.	United States	Cambridge	100%	100%
(1)    BioNTech RNA Pharmaceuticals GmbH was merged onto BioNTech SE.
(2)    BioNTech Austria Beteiligungen GmbH was liquidated in June 2021.

Summary of Information about Parent Company	ATHOS KG, Holzkirchen, Germany is the sole shareholder of AT Impf GmbH, Munich, Germany and beneficial owner of the following percentage of ordinary shares in BioNTech at the dates as indicated. ATHOS KG via AT Impf GmbH has de facto control over BioNTech based on its substantial shareholding, which enabled it to exercise the majority of voting rights to pass resolutions at our Annual General Meeting, or AGM.

			Ownership of ordinary shares in BioNTech (in %)
Name	Country of incorporation	Registered office	December 31, 2021	December 31, 2020
AT Impf GmbH	Germany	Munich	43.75%	47.37%

Summary of Information about Entity with Significant Influence Over Group
Medine GmbH, Mainz owned the following percentage of ordinary shares in BioNTech at the following dates as indicated:

			Ownership of ordinary shares in BioNTech (in %)
Name	Country of incorporation	Registered office	December 31, 2021	December 31, 2020
Medine GmbH	Germany	Mainz	17.11%	17.25%